PREPAID EXPENSES-RELATED PARTIES (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses - related party	$ 100,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses - related party			$ 60,953